Interest Expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Interest Expense	Interest Expense
The components of interest expense are as follows:

Year ended Dec. 31	2025	2024
Interest on debt	203	197
Interest on exchangeable debentures (Note 26)	25	31
Interest on exchangeable preferred shares (Note 26)	28	28
Capitalized interest (Note 19)	—	(16)
Net gain on redemption of senior notes(1) (Note 25)	(5)	—
Interest on lease liabilities	10	10
Credit facility fees, bank charges and other interest	29	21
Tax shield on tax equity financing (Note 25)	—	3
Accretion of provisions (Note 24)	57	50
Interest expense	347	324
(1)Consists of a $31 million gain on interest rate derivatives designated as cash flow hedges, partially offset by a $21 million prepayment premium and $5 million accelerated amortization of deferred financing costs.